EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Sep. 20, 2019
Numerator [Abstract]
Net Income (Loss)	$ 88,716	$ (9,341)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	147,872,500	141,969,666
Dilutive - Weighted Average Common Shares Outstanding (in shares)	148,861,500	141,969,666
Earnings per Common Share [Abstract]
Basic (in dollars per share)	$ 0.60	$ (0.07)
Diluted (in dollars per share)	$ 0.60	$ (0.07)
Common stock, shares outstanding (in shares)	149,689,717		147,230,634	149,689,717